SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Consolidated Summary of Investments Other Than Investments in Related Parties
PartnerRe Ltd.
Consolidated Summary of Investments
Other Than Investments in Related Parties
at December 31, 2023
(Expressed in thousands of U.S. dollars)

Type of investment	Cost (1)	Fair Value	Amount at which shown in the balance sheet
Fixed maturities
U.S. government and government sponsored enterprises	$1,972,264	$1,736,952	$1,736,952
U.S. states, territories and municipalities	51,350	51,642	51,642
Non-U.S. sovereign government, supranational and government related	1,909,275	1,780,318	1,780,318
Corporate bonds	7,309,854	6,777,767	6,777,767
Asset-backed securities	15,022	15,022	15,022
Residential mortgage-backed securities	5,346,928	4,728,355	4,728,355
Fixed maturities	$16,604,693	$15,090,056	$15,090,056
Equities
Common stocks
Banks, trust and insurance companies	$93,942	$39,141	$39,141
Industrial, miscellaneous and all other	423,149	860,189	860,189
Nonredeemable preferred stocks	15,393	17,840	17,840
Equities	$532,484	$917,170	$917,170
Short-term investments	$1,032,895	$1,020,257	$1,020,257
Other invested assets (2)		$3,251,412	$3,464,839
Investments in real estate (3)		$—	$56,188
Total		$20,278,895	$20,548,510

(1)Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.
(2)Other invested assets shown in the Consolidated Balance Sheets in Item 18 also includes the Company’s investments accounted for using the equity method of accounting of $213 million.
(3)Investments in real estate are carried at original cost less any impairments.